16. LEASES (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Leases	R$ 1,603,100	R$ 1,489,789
Present value adjustment - Leases	(1,091,275)	(1,026,919)
Potencial PIS and COFINS credit	148,287	137,805
Present value adjustment - Potential PIS and COFINS credit	R$ (100,943)	R$ (96,461)